Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Schedule of Intangible Assets

Intangible assets acquired in a business combination are recognized at fair value based on valuation methodologies and techniques that often involve the use of a third-party valuation firm’s expertise to calculate estimates of discounted cash flows. Intangible assets are composed as follows:

		Net amount
	Useful life	December 31, 2025	December 31, 2024
Trademarks	Undefined	1,102,299	1,025,095
Trademarks	2 to 20 years	295,217	293,519
Software	2 to 15 years	33,339	30,611
Water rights	Undefined	11,558	11,302
Customer relationships	3 to 20 years	358,275	408,149
Supplier contract	7 to 17 years old	18,513	20,548
Other	2 to 17 years old	6,391	13,975
		1,825,592	1,803,199

Schedule of Intangible Assets

Changes in intangible assets:

	Balance at January 1, 2025	Additions (1)	Disposals	Amortization	Exchange rate variation	Balance at December 31, 2025
Amortizing:
Trademarks	293,519	966	—	(29,338)	30,070	295,217
Software	30,611	7,852	(1,408)	(7,295)	3,579	33,339
Customer relationships	408,149	2,126	(735)	(67,713)	16,448	358,275
Supplier contracts	20,548	—	—	(3,660)	1,625	18,513
Others	13,975	2,281	(4,565)	(6,823)	1,523	6,391
Non-amortizing:
Trademarks	1,025,095	608	—	—	76,596	1,102,299
Water rights	11,302	—	—	—	256	11,558
	1,803,199	13,833	(6,708)	(114,829)	130,097	1,825,592

	Balance at January 1, 2024	Additions	Disposals	Amortization	Exchange rate variation	Balance at December 31, 2024
Amortizing:
Trademarks	341,183	689	—	(28,920)	(19,433)	293,519
Software	24,941	19,045	(28)	(6,294)	(7,053)	30,611
Customer relationships	486,166	—	—	(72,137)	(5,880)	408,149
Supplier contracts	28,077	—	—	(3,715)	(3,814)	20,548
Others	1,044	14,566	(506)	(232)	(897)	13,975
Non-amortizing:
Trademarks	1,092,793	563	—	—	(68,261)	1,025,095
Water rights	11,391	214	—	—	(303)	11,302
	1,985,595	35,077	(534)	(111,298)	(105,641)	1,803,199

	Balance at January 1, 2023	Additions	Disposals	Amortization	Exchange rate variation	Balance at December 31, 2023
Amortizing:
Trademarks	315,912	35,496	—	(24,166)	13,941	341,183
Software	21,079	7,527	(12)	(5,121)	1,468	24,941
Customer relationships	549,705	2,370	(2,434)	(74,213)	10,738	486,166
Supplier contracts	30,509	—	—	(3,822)	1,390	28,077
Others	833	501	(28)	(275)	13	1,044
Non-amortizing:
Trademarks	1,050,106	367	—	—	42,320	1,092,793
Water rights	11,347	—	—	—	44	11,391
	1,979,491	46,261	(2,474)	(107,597)	69,914	1,985,595

(1)	Of the total amount of additions, US$2,131 refers to the acquisition of JBS Terminais Ltda.